Summary of Significant Accounting Policies, Accounts Receivable (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 280	$ 42
Additions to allowance account during period	86	238
Deductions of allowance account during period	(216)	0
Balance at end of period	$ 150	$ 280